Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul
Schedule of Investments
March 31, 2023 (Unaudited)
The accompanying notes are an integral part of these financial statements.
1
Shares Value
EXCHANGE TRADED FUNDS - 32.16%
iShares 0-3 Month Treasury Bond ETF (a) ...................................................................... 985 $ 99,071
Schwab Short-Term U.S. Treasury ETF (a) ....................................................................... 1,976 96,409
SPDR Portfolio Short Term Treasury ETF (a) .................................................................... 1,650 48,230
Vanguard Short-Term Treasury ETF (a) ........................................................................... 1,651 96,649
TOTAL EXCHANGE TRADED FUNDS (Cost $ 341,258 ) ........................................................ 340,359
Contracts
Notional
Amount
PURCHASED OPTIONS - 121.34% (b)(c)
CALL OPTIONS - 116.16%
iShares Russell 2000 ETF , Expires 7/10/2023 , Strike Price $ 172.06 ................................. 57 $ 1,016,880 77,023
SPDR S&P 500® Trust ETF , Expires 7/10/2023 , Strike Price $ 384.25 ............................... 26 1,064,414 93,469
SPDR S&P 500® Trust ETF , Expires 7/10/2023 , Strike Price $ 0.40 ................................... 26 1,064,414 1,058,980
1,229,472
PUT OPTIONS - 5.18%
iShares 20+ Year Treasury Bond ETF , Expires 7/10/2023 , Strike Price $ 108.72 .................. 87 925,419 44,101
iShares iBoxx $ Investment Grade Corporate Bond ETF , Expires 7/10/2023 , Strike Price
$ 105.49 ............................................................................................................... 90 986,490 10,460
SPDR S&P 500® Trust ETF , Expires 7/10/2023 , Strike Price $ 154.10 ............................... 26 1,064,414 163
54,724
TOTAL PURCHASED OPTIONS (Cost $ 1,292,314 ) ............................................................. 1,284,196
Total Investments (Cost $ 1,633,572 ) - 153 .50% ........................................................... 1,624,555
Liabilities in E xcess of Other Assets - ( 53 .50 ) % ............................................................. (566,245)
TOTAL NET ASSETS -   100 .00% .................................................................................... $ 1,058,310
Percentages are stated as a percent of net assets.
(a) All or a portion of each of these securities is segregated as collateral for written options.  The aggregate value of the securities segregated as collateral for written options is $340,359.
(b) Exchange-Traded.
(c) Purchased option contracts are held in connection with corresponding written option contracts.
SCHEDULE OF OPTIONS WRITTEN
March 31, 2023 (Unaudited)
  Description (a) Expiration Strike Price Contracts
Notional
Amount Value
Call Options
iShares Russell 2000 ETF ............................. 7/10/2023 $ 186.60 57 $ (1,016,880) $ (29,287)
SPDR S&P 500® Trust ETF ............................ 7/10/2023 $ 416.70 26 (1,064,414) (33,997)
SPDR S&P 500® Trust ETF ............................ 7/10/2023 $ 154.10 26 (1,064,414) (667,588)
(730,872)
Put Options
iShares 20+ Year Treasury Bond ETF .............. 7/10/2023 $ 114.44 87 (925,419) (78,788)
iShares iBoxx $ Investment Grade Corporate
Bond ETF ................................................ 7/10/2023 $ 111.04 90 (986,490) (28,554)
SPDR S&P 500® Trust ETF ............................ 7/10/2023 $ 345.83 26 (1,064,414) (6,429)
(113,771)
TOTAL OPTIONS WRITTEN (Premiums Received $907,518) $ (844,643)